Borrowings (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Borrowings [Line Items]
Borrowings	$ 500,981	$ 497,642
Current borrowings	12,528	12,528
Non-current borrowings	488,453	485,114
Notes due 2027
Disclosure Of Borrowings [Line Items]
Borrowings	$ 500,981	$ 497,642